3. Basis of consolidation	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation
3. Basis of consolidation

3.               Basis of consolidation

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

		Quantity of Shares or Quotas Owned (in Thousands)
Investments	Activity	Common Shares and Quotas	Preferred Shares	Direct Participation	Participation
Controlled by Banco Santander
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	84	-	78.58%	100.00%
Santander Brasil Administradora de Consórcio Ltda, (Santander Brasil Consórcio)	Buying Club	238,886	-	100.00%	100.00%
Banco Bandepe S.A.	Bank	3,589	-	100.00%	100.00%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	2,877	-	100.00%	100.00%
Santander CCVM	Broker	14,067,640	14.067.640	99.99%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Other Activities	7,184	-	100.00%	100.00%
Getnet S.A.	Payment Institution	69,565	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil EFC	Financial	75	-	100.00%	100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.	Recovery of Defaulted Credits	1,464,627	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	481,196	-	100.00%	100.00%
Santander Brasil Tecnologia S.A.	Tecnology	45,371	-	100.00%	100.00%
Rojo Entretenimento S.A.	Other Activities	7,417	-	94.60%	94.60%
BEN Benefícios e Serviços S.A. (BEN Benefícios)	Other Activities	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Other Activities	10,001	-	100.00%	100.00%
Sanb Promotora de Vendas e Cobrança Ltda,	Other Activities	6,950	-	100.00%	100.00%
Santander Tecnologia e Inovação Ltda,	Other Activities	5,045	-	100.00%	100.00%
Toque Fale Serviços de Telemarketing Ltda, (Toque Fale)	Other Activities	75,050	-	100.00%	100.00%
Controlled by Aymoré CFI
Banco PSA	Bank	105	-	-	50.00%
Banco Hyundai Capital Brasil S.A. (Note 2,c,j,1)	Bank	150,000	-	-	50.00%
Controlled by Santander Leasing
PI Distribuidora de Títulos e Valores Mobiliários S.A.	Leasing	182	-	-	100.00%
Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Capitalization	64,615	-	-	100.00%
Evidence Previdência S.A.	Private Pension	42,819,564	-	-	100.00%
Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.
Return Capital Serviços de Recuperação de Créditos S.A.	Collection and recover of Credit management	200	-	-	100.00%
Controlled by Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)
Return Gestão de Recursos S.A. (atual denominação social da Gestora de Investimentos Ipanema S.A.)	Resources Management	11	-	-	100.00%
Jointly Controlled Companies by Sancap
Santander Auto S.A.	Other Activities	22,452	-	-	50.00%
Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda, (Auttar HUT)	Other Activities	3,865	-	-	100.00%

Consolidated Investment Funds

•	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior (Santander FI Amazonas);
•	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior (Santander FI Diamantina);
•	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior (Santander FI Guarujá);
•	Santander Fundo de Investimento Unix Multimercado Crédito Privado (Santander FI Unix);
•	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado (Santander FI SBAC);
•	Santander Paraty QIF PLC (Santander Paraty) (2);
•	Prime 16 – Fundo de Investimento Imobiliário (atual denominação do BRL V - Fundo de Investimento Imobiliário - FII) (1);
•	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (2);
•	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (3);
•	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema V - Não Padronizado (Fundo Investimento Ipanema NPL V) (4);
•	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos (5); e
•	Fundo de Investimentos em Direitos Creditórios Atacado – Não Padronizado (6).
•	Atual – Fundo de Investimento Multimercado Credito Privado Investimento no Exterior (7).

(1) Banco Santander was a creditor for certain overdue credit operations that had real estate as collateral. The operation for the recovery of these credits consists of the contribution of real estate as collateral to the capital of the Real Estate Investment Fund and the consequent transfer of the Fund's quotas to Banco Santander, by means of a donation in payment of the aforementioned credit operations.

(2) Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Sub-Fund, residing in Ireland, and both are fully consolidated in their Consolidated Financial Statements. In the Irish market, an investment fund cannot act directly and, for this reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have an equity position, and all records come from the financial position of Santander FI Hedge Strategies.

(3) Refers to a structure where Banco Santander sold certain credit operations, which had already been transferred to losses (operations overdue for more than 360 days) to this fund. Atual Serviços de Recuperação de Creditos e Meios Digitais S.A. (current corporate name of Atual Companhia Securitizadora de Creditos Financeiros), a company controlled by Banco Santander, holds 100% of the shares of this fund.

(4) Indirectly controlled by Atual Serviços de Recuperação de Creditos e Meios Digitais S.A.

(5) Fund controlled through Banco Bandepe S.A.

(6) This fund started to be consolidated in June 2019 and is controlled through Atual Serviços de Recuperação de Creditos e Meios Digitais S.A.

(7) This fund started to be consolidated in August 2020 and is controlled through Atual Serviços de Recuperação de Creditos e Meios Digitais S.A.

Corporate movements were implemented in order to reorganize the entities' operations and activities in accordance with the Santander Conglomerate's business plan.

a) Disposal of equity interest held in Super Pagamentos e Administração de Meios Eletrônicos S.A.

On February 28, 2020, the sale to Superdigital Holding Company, SL, a company indirectly controlled by Banco Santander, SA, of the shares representing the entire share capital of Super Pagamentos e Administração de Meios Eletrônico SA (“Superdigital”) for the amount of R$270,000. As a result, the Bank ceased to be a shareholder of Superdigital.

b) Put option of equity interest in Banco Olé Consignado S.A.

On March 14, 2019, the minority shareholder of Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) formalized its interest to exercise the put option right provided in the Investment Agreement, executed on July 30, 2014, to sell its 40% equity interest in the capital stock of Olé Consignado to Banco Santander (Brazil) S.A. (“Banco Santander”).

On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all the shares issued by Bosan Participações S.A. (holding company whose only asset are shares representing 40% of the capital of Banco Olé).

On January 31, 2020, the Company and the shareholders of Bosan Participações SA (“Bosan”) concluded the definitive agreement and signed the purchase and sale agreement for 100% of the shares issued by Bosan, through the transfer of Bosan's shares to Company and payment to sellers in the total amount of R$1,608,772. As a result, Banco Santander became, directly and indirectly, the holder of 100% of Banco Olé's shares.

On August 31, 2020, the shareholders of Banco Santander approved the merger by the Bank of Banco Olé Consignado SA and Bosan Participações SA The mergers did not result in an increase in the capital of Santander Brasil and are pending approval by the Central Bank of Brazil.

c) Acquisition of direct equity interest in Toque Fale Serviços de Telemarketing LTDA.

On March 24, 2020, Banco Santander, SA acquired the shares representing the total share capital of Toque Fale Serviços de Telemarketing LTDA (“Toque Fale”) for the amount of R$1,099,854, corresponding to the book value of the shares on February 29, 2020, previously held by Getnet Adquirência e Serviços para Meios de Pagamento S.A. and Auttar HUT Processamento de Dados LTDA. As a result, the Bank became a direct shareholder of Toque Fale and holder of 100% of its capital.

d) Acquisition of Summer Empreendimentos Ltda.

On May 14, 2019, Banco Santander (Brasil) SA (“Banco Santander”) and its wholly owned subsidiary Santander Holding Imobiliária S.A. (“SHI”) executed a binding agreement with the partners of Summer Empreendimentos Ltda (“Summer”) defining the negotiation terms for the purchase and sale of shares fully representing the capital of Summer. The acquisition was approved by BACEN on September 16, 2019 and closed on September 20, 2019. As a consequence, SHI has become the holder of 99.999% and Banco Santander 0.001% of the shares representing the capital stock of Summer. Due to the Entity's sale plan in the short term, Summer was initially recorded as Non-Current Assets Held by the Sale, at its cost value. In June 2020, with the failure to execute the established plan, Summer became part of the scope of Banco Santander Consolidated Financial Statements.

e) Incorporations of Banco Olé Consignado and Bosan Participações S.A.

On August 31, 2020, the shareholders of Banco Santander (Brasil) SA (“Santander Brasil”) approved the merger, by Santander Brasil, of Banco Olé Consignado SA and Bosan Participações S.A. The mergers (i) did not result in an increase in the Santander Brasil's share capital; and (ii) are subject to approval by the Central Bank of Brazil.